Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement Tables [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 118,975 28,045 22,613 169,633 96,241 10,138 1,488 107,866
of which: Equity instruments 102,602 1,403 321 104,325 83,074 789 126 83,988 of which: Government bills / bonds 6,995 8,763 73 15,830 5,496 950 18 6,464 of which: Investment fund units 8,392 1,124 129 9,645 6,673 596 61 7,330 of which: Corporate and municipal bonds 984 12,801 1,284 15,069 976 6,363 541 7,880 of which: Loans 0 3,837 19,618 23,456 0 1,179 628 1,807
of which: Asset-backed securities 3 112 133 248 22 261 114 397
Derivative financial instruments 622 172,903 2,559 176,084 769 147,875 1,464 150,108
of which: Foreign exchange 347 78,060 253 78,659 575 84,881 2 85,458 of which: Interest rate 0 55,190 407 55,597 0 39,345 460 39,805 of which: Equity / index 0 34,174 1,299 35,473 1 21,542 653 22,195 of which: Credit 0 3,456 513 3,969 0 719 318 1,038
of which: Commodities 1 1,869 13 1,883 0 1,334 30 1,365
Brokerage receivables 0 21,037 0 21,037 0 17,576 0 17,576
Financial assets at fair value not held for trading 30,717 64,865 8,435 104,018 26,572 29,498 3,725 59,796
of which: Financial assets for unit-linked investment contracts 15,877 7 0 15,884 13,071 1 0 13,072 of which: Corporate and municipal bonds 62 16,722 215 17,000 35 14,101 230 14,366 of which: Government bills / bonds 14,306 4,801 0 19,107 13,103 3,638 0 16,741 of which: Loans 0 4,252 2,258 6,510 0 3,602 736 4,337
of which: Securities financing transactions 0 36,857 52 36,909 0 7,590 114 7,704 of which: Asset-backed securities 0 1,525 180 1,704 0 0 0 0
of which: Auction rate securities 0 0 1,208 1,208 0 0 1,326 1,326 of which: Investment fund units 367 548 678 1,592 307 566 190 1,063 of which: Equity instruments 105 38 3,097
2
3,241 57 0 792 849
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
68 2,165 0 2,233 57 2,182 0 2,239
of which: Commercial paper and certificates of deposit 0 1,948 0 1,948 0 1,878 0 1,878 of which: Corporate and municipal bonds 68 207 0 276 57 278 0 335
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,930 0 0 5,930 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 31 31 0 0 110 110
Total assets measured at fair value 156,312 289,015 33,639 478,966 128,110 207,269 6,788 342,166
of which: Credit Suisse
4
7,015 91,133 26,455 124,603

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,684 6,315 161 34,159 23,578 5,823 114 29,515 of which: Equity instruments 18,266 248 92 18,606 16,521 352 78 16,951 of which: Corporate and municipal bonds 28 4,981 62 5,071 36 4,643 27 4,707 of which: Government bills / bonds 8,559 905 0 9,464 5,880 706 1 6,587 of which: Investment fund units 832 118 4 954 1,141 84 3 1,229
Derivative financial instruments 771 185,815 5,595 192,181 640 152,582 1,684 154,906
of which: Foreign exchange

457 89,394 36 89,887 587 87,897 24 88,508
of which: Interest rate

0 52,673 246 52,920 0 37,429 116 37,545
of which: Equity / index

0 38,046 3,333 41,380 0 24,963 1,184 26,148
of which: Credit 0 4,081 619 4,700 0 920 279 1,199
of which: Commodities 0 1,437 21 1,458 0 1,309 52 1,361
of which: Loan commitments measured at FVTPL 0 135 1,037 1,172 0 19 24 43
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 42,522 0 42,522 0 45,085 0 45,085
Debt issued designated at fair value 0 113,012 15,276 128,289 0 63,111 10,527 73,638
Other financial liabilities designated at fair value 0 26,878 2,606 29,484 0 29,547 691 30,237 of which: Financial liabilities related to unit-linked investment contracts 0 15,992 0 15,992 0 13,221 0 13,221 of which: Securities financing transactions 0 7,416 0 7,416 0 15,333 0 15,333 of which: Over-the-counter debt instruments and other 0 3,471 2,606 6,076 0 993 691 1,684
Total liabilities measured at fair value 28,454 374,542 23,638 426,635 24,219 296,148 13,015 333,381
of which: Credit Suisse
4
2,355 85,859 10,305 98,519
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Includes a USD 0.6
bn investment in Pfandbriefbank schweizerischer Hypothekarinstitute

AG. UBS holds
20
% of the entity’s voting

rights but cannot exercise significant influence

given the governance structure of
the entity.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

4 Refer
to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
USD m 2023 2022 2021
Reserve balance at the beginning of the year 422 418 269
Profit / (loss) deferred on new transactions 260 299 459
(Profit) / loss recognized in the income statement (278) (295) (308)
Foreign currency translation 0 0 (2)
Reserve balance at the end of the year 404 422 418

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.23 31.12.22 31.12.21
Recognized during the period:
Realized gain / (loss)

8 1 (14)
Unrealized gain / (loss)

(1,858) 866 60
Total gain / (loss), before tax (1,850) 867 46
USD m 31.12.23 31.12.22 31.12.21
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(1,287) 556 (315)
of which: debt issued designated at fair value (1,297) 453 (347)
of which: other financial liabilities designated at fair value 10 103 32

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory

Other valuation adjustment reserves on the

balance sheet
As of
USD m 31.12.23 31.12.22 31.12.21
Credit valuation adjustments
1
(145) (33) (44)
Funding and debit valuation adjustments (116) (46) (47)
Other valuation adjustments (2,654) (839) (913)
of which: liquidity (2,051) (311) (341)
of which: model uncertainty (603) (529) (571)
1 Amount does not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.23 31.12.22
USD bn 31.12.23 31.12.22 31.12.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.5 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 5 126 99 14 112 85 points
Discounted expected
cash flows Discount margin 135 491 463 412 412
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 22.0 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 120 88 30 100 97 points
Discounted expected
cash flows Credit spread 19 2,681 614 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 162 1,849 318 145 1,350 322
basis
points
Option model Gap risk 0 2 0%
Auction rate securities 1.2 1.3
Discounted expected
cash flows Credit spread 135 205 150 115 196 144
basis
points
Investment fund units
3
0.8 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.4 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
15.3 10.5
Other financial liabilities
designated at fair value
2.6 0.7
Discounted expected
cash flows Funding spread 51 201 23 175
basis
points
Derivative financial instruments
Interest rate 0.4 0.5 0.2 0.1 Option model
Volatility of interest
rates 45 154 75 143
basis
points
Volatility of inflation 1 6%
IR-to-IR correlation 4 100%
Credit 0.5 0.3 0.6 0.3
Discounted expected
cash flows
Credit spreads

1 2,421 9 565
basis
points
Credit correlation 50 66%
Credit volatility 60 60%
Bond price equivalent 2 242 3 277 points
Recovery rates 14 100%
Option model
Credit spreads

26 2,159
basis
points
Equity / index 1.3 0.7 3.3 1.2 Option model Equity dividend yields 0 17 0 20%
Volatility of equity
stocks, equity and
other indices 4 142 4 120%
Equity-to-FX
correlation (40) 77 (29) 84%
Equity-to-equity
correlation (50) 100 (25) 100%
Loan commitments
measured at FVTPL 1.0
Relative value to
market comparable Loan price equivalent 35 102 points
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of

the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various

equity and foreign exchange underlying risks, as well as rates

-linked
and credit-linked notes,

all of which have embedded

derivative parameters that are

considered to be unobservable.

The equivalent derivat

ive instrument parameters for debt

issued or embedded derivatives

for over-
the-counter debt instruments are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 635
2
(600)
2
19 (12)
Securities financing transactions 30 (32) 33 (37)
Auction rate securities 67 (21) 46 (46)
Asset-backed securities 39 (36) 27 (27)
Equity instruments 430 (413) 183 (161)
Investment fund units 135 (137) 19 (21)
Loan commitments measured at FVTPL 313 (343) 0 0
Interest rate derivatives, net 217 (103) 18 (12)
Credit derivatives, net 140 (131) 3 (4)
Foreign exchange derivatives, net 5 (4) 10 (5)
Equity / index derivatives, net 521 (443) 361 (330)
Other 281 (276) 20 (41)
Total 2,815 (2,538) 738 (696)
of which: Credit Suisse
3
2,034 (1,890)
1 Sensitivity of

issued and

over-the-counter debt

instruments is

reported with

the equivalent

derivative or

Other.

2 Sensitivity increased

due to

a traded

loan L3 balance

increase (see

note 21(c)) and

includes
refinements applied in estimating valuation uncertainty across various parameters.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Credit
Suisse
Level 3
assets and
liabilities
acquired
1
Net gains /
losses
included in
compre-
hensive
income
2
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the twelve months ended 31 December 2023
3
Financial assets at fair value held for
trading 1.5 26.2 (0.9) (0.5) 1.1 (4.5) 3.6 (5.6) 2.3 (1.1) 0.0 22.6
of which: Equity instruments 0.1 0.4 (0.1) (0.0) 0.1 (0.2) 0.0 0.0 0.2 (0.1) 0.0 0.3
of which: Corporate and municipal
bonds 0.5 1.1 (0.2) (0.1) 0.6 (0.8) 0.0 0.0 0.1 (0.0) 0.0 1.3
of which: Loans 0.6 23.1 (0.7) (0.4) 0.1 (2.7) 3.6 (5.6) 2.0 (0.8) 0.0 19.6
Derivative financial instruments –
assets 1.5 1.4 (0.2) (0.1) 0.0 (0.0) 1.0 (0.8) 0.3 (0.7) 0.0 2.6
of which: Interest rate 0.5 0.2 (0.0) (0.0) 0.0 0.0 0.2 (0.3) 0.1 (0.2) (0.0) 0.4
of which: Equity / index 0.7 0.5 (0.1) 0.0 0.0 0.0 0.6 (0.2) 0.1 (0.3) 0.0 1.3 of which: Credit 0.3 0.2 (0.1) (0.0) 0.0 0.0 0.1 (0.2) 0.1 (0.0) 0.0 0.5
Financial assets at fair value not held
for trading 3.7 4.2 0.2 0.1 2.1 (2.2) 0.0 (0.0) 0.8 (0.3) 0.1 8.4
of which: Loans 0.7 0.8 0.3 0.3 0.6 (0.4) (0.0) (0.0) 0.4 (0.2) 0.0 2.3
of which: Auction rate securities 1.3 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 0.0 1.2 of which: Equity instruments 0.8 2.1 (0.0) (0.1) 0.5 (0.4) 0.0 (0.0) 0.1 0.0 0.1 3.1
Derivative financial instruments –
liabilities 1.7 4.5 (0.4) 0.1 0.0 (0.0) 2.0 (2.0) 0.4 (0.7) 0.0 5.6
of which: Interest rate 0.1 0.2 (0.0) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.2 of which: Equity / index 1.2 1.7 0.2 0.6 (0.0) (0.0) 1.2 (0.9) 0.2 (0.3) 0.0 3.3
of which: Credit 0.3 0.3 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.1) 0.0 0.6
of which: Loan commitments
measured at FVTPL 0.0 2.0 (0.6) (0.5) 0.0 0.0 0.1 (0.5) 0.0 (0.0) 0.0 1.0
Debt issued designated at fair value 10.5 8.5 1.0 0.8 0.0 0.0 3.7 (5.1) 1.0 (4.5) 0.0 15.3
Other financial liabilities designated at
fair value 0.7 2.1 (0.0) 0.0 0.0 0.0 0.2 (0.2) 0.0 (0.1) 0.0 2.6

For the twelve months ended 31 December 2022
Financial assets at fair value held for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 14.2 (2.2) (1.8) 0.0 0.0 4.7 (3.1) 0.7 (3.4) (0.3) 10.5
Other financial liabilities designated at
fair value 0.8 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.7
1 Refer to Note 2

for more information about

the acquisition of the

Credit Suisse Group.

2 Net gains /

losses included in comprehensive

income are recognized in

Net interest income and

Other net income from
financial instruments measured at fair

value through profit or loss

in the Income statement, and

also in Gains / (losses)

from own credit on financial

liabilities designated at fair value,

before tax in the Statement

of
comprehensive income.

3 Total Level 3 assets as

of 31 December 2023 were USD
33.6 bn (31 December 2022: USD 6.8
bn). Total Level 3 liabilities as of

31 December 2023 were USD
23.6 bn (31 December 2022:
USD 13.0 bn).

Disclosure Of Maximum Credit Risk Exposure Explanatory

Maximum exposure to credit risk

31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
54.6 54.6
Derivative financial instruments
4
176.1 6.4 156.4 13.3
Brokerage receivables 21.0 20.5 0.5
Financial assets at fair value not

held for trading – debt instruments
5
83.3 41.7 0.0 0.2 0.0 41.3
Total financial assets measured at fair value 335.0 0.0 68.6 0.0 0.0 156.6 0.0 0.0 109.8 of which: Credit Suisse
6
114.2 32.9 0.0 42.0 0.0 39.3
Guarantees
0.1 0.1 0.0
31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.5

16.5
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets measured at fair value 229.0 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.0
Guarantees 0.2 0.2 0.0
1 The maximum exposure to

loss is generally equal to

the carrying amount and subject to

change over time with market

movements.

2 For the purpose of

this disclosure, collateral and

credit enhancements were
not considered as these positions are generally managed under the market risk framework.

3 Does not include investment fund units.

4 The amount shown in the “Netting” column represents the netting potential not recognized

on the

balance sheet.

Refer to

Note 22 for

more information.

5 Does not

include unit-linked

investment contracts

and investment

fund units.

Financial assets

at fair

value not

held for

trading
collateralized by equity and debt instruments

consisted of structured loans and reverse

repurchase and securities borrowing agreements.

6 Refer to Note 2 for more information

about the acquisition of the

Credit
Suisse Group.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
31.12.23 31.12.22
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 314.1 314.0 0.0 0.1 0.0 314.1 169.4 169.4 0.1 0.0 0.0 169.4
Amounts due from banks 21.2 19.7 0.0 1.2 0.2 21.2 14.8 14.0 0.0 0.7 0.0 14.8
Receivables from securities financing
transactions measured at amortized cost 99.0 93.6 0.0 3.9 1.5 99.0 67.8 64.3 0.0 1.8 1.7 67.8
Cash collateral receivables on derivative
instruments 50.1 50.1 0.0 0.0 0.0 50.1 35.0 35.0 0.0 0.0 0.0 35.0
Loans and advances to customers 639.8 196.9 0.0 54.5 382.2 633.7 387.2 134.3 0.0 45.9 194.7 374.9
Other financial assets measured at amortized
cost 65.5 13.2 13.9 33.9 2.6 64.0 53.3 12.9 10.3 25.1 2.5 50.8
Liabilities
Amounts due to banks 71.0 62.7 0.0 8.3 0.0 71.0 11.6 8.9 0.0 2.7 0.0 11.6
Payables from securities financing
transactions measured at amortized cost 14.4 8.1 0.0 5.9 0.4 14.4 4.2 3.5 0.0 0.7 0.0 4.2
Cash collateral payables on derivative
instruments 41.6 41.5 0.0 0.0 0.0 41.5 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 792.0 694.1 0.0 98.7 0.0 792.9 525.1 491.3 0.0 33.6 0.0 524.8
Debt issued measured at amortized cost 237.8 24.7 0.0 216.3 0.1 241.3 114.6 15.4 0.0 98.1 0.0 113.5
Other financial liabilities measured at
amortized cost
2
15.3 13.4 0.0 0.0 1.7 15.2 6.2 6.2 0.0 0.0 0.0 6.2
1 Includes certain financial instruments where the carrying

amount is a reasonable approximation of the

fair value due to the instruments’ short-term

nature (instruments that are receivable or

payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Excludes lease liabilities.